Leases	12 Months Ended
Jun. 30, 2011
Leases [Abstract]
Leases
NOTE 12: LEASES
The Company leases its corporate headquarters facility along with many service center and distribution center facilities, vehicles and equipment under non-cancelable lease agreements accounted for as operating leases. The minimum annual rental commitments under non-cancelable operating leases as of June 30, 2011 are as follows:

During Fiscal Years

2012	$23,200
2013	16,900
2014	13,600
2015	10,300
2016	5,700
Thereafter	5,300

Total minimum lease payments	$75,000

Rental expenses incurred for operating leases, principally from leases for real property, vehicles and computer equipment were $31,400 in 2011, $30,700 in 2010 and $30,900 in 2009.